Commitments and Contingencies (Details)	12 Months Ended			1 Months Ended			12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2012 Star Cosmo EUR (€)	Jul. 31, 2011 Star Cosmo USD ($)	Jul. 31, 2011 Star Cosmo EUR (€)	Dec. 31, 2014 Star Cosmo reduced amount USD ($)	Dec. 31, 2014 Star Cosmo reduced amount EUR (€)	Oct. 03, 2014 Star Borealis USD ($)	Jun. 28, 2013 Star Borealis USD ($)	Dec. 31, 2014 Star Borealis USD ($)	Mar. 31, 2015 Finalized fine USD ($)	Mar. 31, 2015 Finalized fine EUR (€)
Vessels [Line Items]
Cash collateral for pollution					$ 415,000	€ 340,000	$ 317,000	€ 260,000				$ 73,200	€ 60,000
Cash collateral for pollution release				340,000
Coverage for pollution	1,000,000,000
Charter hire variable portion	6-month Libor rate of 0.3628%
Gross daily charter rate										24,750
Proceeds received on transfer of claim									8,016,000
Gain on sale of claim											9,337,000
Exinguishment of liability related to amount of fuel and lubricants remaining on board	$ 1,361,000	$ 0	$ 0								$ 1,361,000